GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill by segment
Goodwill	R$ 12,103,519	R$ 9,469,311	R$ 9,112,390	R$ 7,891,142
Brazil
Goodwill by segment
Goodwill	373,135	373,135	373,135
Special Steel
Goodwill by segment
Goodwill	3,828,841	2,969,752	2,854,888
North America
Goodwill by segment
Goodwill	R$ 7,901,543	R$ 6,126,424	R$ 5,884,367